Shareholders' Equity (Details) - USD ($)					12 Months Ended
	Nov. 22, 2023	Jan. 10, 2023	Mar. 03, 2021	Feb. 23, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Shareholders' Equity [Line Items]
Common stock, shares issued (in Shares)					25,640,056	23,650,122
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Warrant issued (in Shares)			2,666,666
Gross proceeds			$ 15,999,996
Cash dividend (in Dollars per share)	$ 0.1	$ 0.05
Aggregate amount	$ 2,560,000	$ 1,180,000
Statutory reserve percentage					25.00%	25.00%	25.00%
Statutory reserves					$ 196,276	$ 284,952	$ 857,801
Statutory reserve, description					In addition, the Company’s subsidiaries incorporated in mainland China are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.
Tax expense benefit
Common Stock [Member]
Shareholders' Equity [Line Items]
Net proceeds					1,317,119
Fair value					11,131,829
Maxim Group LLC [Member]
Shareholders' Equity [Line Items]
Fair value					3,551,048
Maxim Group LLC [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Net proceeds					$ 14,682,877
Statutory Reserve and Restricted Net Assets [Member]
Shareholders' Equity [Line Items]
Statutory reserve percentage					10.00%
Net assets restrictd					$ 26,494,945	$ 23,549,698
Statutory Surplus [Member]
Shareholders' Equity [Line Items]
Statutory reserve percentage					50.00%
Investors [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued (in Shares)			2,666,666
Common stock, par value (in Dollars per share)			$ 6
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Purchase of warrants shares (in Shares)				2,666,666
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued (in Shares)				2,666,666